UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21256

Rock Canyon Funds

(Exact name of registrant as specified in charter)

1384 West State Road

Pleasant Grove UT 84062

(Address of principal executive offices)

 (Zip code)

Jonathan Ferrell

Rock Canyon Advisory Group, Inc.

1384 West State Road

Pleasant Grove UT 84062

(Name and address of agent for service)

Copies to:

Donald S. Mendelsohn

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, Ohio 45202

Registrant's telephone number, including area code: (801) 785-8848

Date of fiscal year end: September 30

Date of reporting period: June 30, 2008

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Top Flight Fund

ANGIODYNAMICS INC

Ticker Symbol:ANGO	Cusip Number:03475V101
Record Date: 9/1/2007	Meeting Date: 10/22/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	BOARD OF DIRECTORS VOTING	Against	Issuer	For	Against
2	APPROVAL OF AUDITORS	For	Issuer	For	With

ANNALY CAPITAL MANAGEMENT

Ticker Symbol:NLY	Cusip Number:035710409
Record Date: 3/17/2008	Meeting Date: 4/21/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	INCREASE NUMBER OF SHARES OUTSTANDING	Against	Issuer	For	Against

BT GROUP

Ticker Symbol:BT	Cusip Number:05577E101
Record Date: 6/4/2007	Meeting Date: 7/19/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	REPORT AND ACCOUNTS	For	Issuer	For	With
3	DIVIDEND	For	Issuer	For	With
4	CHRISTOPHER BLAND	For	Issuer	For	With
5	ANDY GREEN	For	Issuer	For	With
6	IAN LIVINGSTON	For	Issuer	For	With
7	JOHN NELSON	For	Issuer	For	With
8	DEBORAH LATHEN	Against	Issuer	For	With
9	FRANCOIS BARROULT	Against	Issuer	For	With
10	REAPPOINTMENT AUDITORS	For	Issuer	For	With
11	RENUMERATION AUDITORS	For	Issuer	For	With
12	ALLOT SHARES	For	Issuer	For	With
13-14	ALLOT SHARES FOR CASH / PURCHASE SHARES	For	Issuer	For	With
15	ELECTRONIC COMMUNICATIONS	For	Issuer	For	With
16	POLITICAL DONATIONS	Against	Issuer	For	With
2	RENUMERATION	For	Issuer	For	With

BUILDERS FIRSTSOURCE

Ticker Symbol:BLDR	Cusip Number:12008R107
Record Date: 3/31/2008	Meeting Date: 5/22/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	Against	Issuer	For	Against
2	EXCHANGE OUTSTANDING OPTIONS FOR LOWER STRIKE PRICE	Against	Issuer	For	Against
3	RATIFY ACCOUNTANTS	For	Issuer	For	With

COMPANHIA DE SANEAMENTO BASICO DO E

Ticker Symbol:SBS	Cusip Number:20441A102
Record Date: 4/7/2008	Meeting Date: 4/29/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
A1	FINANCIAL STATEMENTS	For	Issuer	For	With
A2	ALLOCATION OF NET INCOME	For	Issuer	For	With
A3	ELECTION OF BOARD OF DIRECTORS	Against	Issuer	For	Against
E1	CAPITAL STOCK INCREASE	Against	Issuer	For	Against
E2	AMENDMENT OF ARTICLE 5	Against	Issuer	For	Against
E3	AMENDMENT OF ARTICLE 7	Against	Issuer	For	Against

DYNERGY INC

Ticker Symbol:DYN	Cusip Number:26817G102
Record Date: 5/21/2007	Meeting Date: 7/18/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS	For	Issuer	For	With
2	AUDITORS	For	Issuer	For	With
3	PAY FOR SUPERIOR PERFORMANCE	Against	Issuer	Against	With

EMPLOYERS HOLDINGS INC

Ticker Symbol:EIG	Cusip Number:292218104
Record Date: 4/4/2008	Meeting Date: 5/29/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	For	Issuer	For	With
2	RATIFY ACCOUNTANTS	For	Issuer	For	With

FIRST INDUSTRIAL REIT

Ticker Symbol:FR	Cusip Number:32054K103
Record Date: 3/20/2008	Meeting Date: 5/20/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	Against	Issuer	For	Against
2	RATIFICATION OF PRICEWATERHOUSECOOPERS LLP AS REGISTERED ACCOUNTING FIRM	For	Issuer	For	With

FOSTER WHEELER LTD

Ticker Symbol:FWLT	Cusip Number:G36535139
Record Date: 11/19/2007	Meeting Date: 1/8/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	INCREASE AUTHORIZED SHARE CAPITAL	Against	Issuer	For	Against

GENWORTH FINANCIAL INC

Ticker Symbol:GNW	Cusip Number:37247D106
Record Date: 3/18/2008	Meeting Date: 5/13/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS INDIVIDUALLY	For	Issuer	For	With
2	RATIFY ACCOUNTANTS	For	Issuer	For	With

HAYNES INTERNATIONAL INC

Ticker Symbol:HAYN	Cusip Number:420877201
Record Date: 1/11/2008	Meeting Date: 2/25/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	For	Issuer	For	With

HEICO CORP

Ticker Symbol:HEI	Cusip Number:422806109
Record Date: 1/25/2008	Meeting Date: 3/28/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	For	Issuer	For	With
2	APPROVAL OF RESTATED 2002 STOCK PLAN	For	Issuer	For	With
3	RATIFICATION OF AUDITORS	For	Issuer	For	With

JONES APPAREL GROUP INC

Ticker Symbol:JNY	Cusip Number:480074103
Record Date: 3/27/2008	Meeting Date: 5/21/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS INDIVIDUALLY	Against	Issuer	For	Against
2	RATIFICATION OF ACCOUNTANTS	For	Issuer	For	With
3	ADVISORY VOTE ON EXECUTIVE COMPENSATION	For	Issuer	Against	Against

LEAR CORP

Ticker Symbol:LEA	Cusip Number:521865105
Record Date: 5/14/2007	Meeting Date: 7/12/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	PLAN OF MERGER WITH AREP CAR HOLDINGS CORP	For	Issuer	For	With
2	ADJOURN 2007 ANNUAL MEETING TO SOLICIT PROXIES FOR PROPOSAL #1 IF NECESSARY	For	Issuer	For	With
3	DIRECTORS	For	Issuer	For	With
4	AMEND CERT OF INCORPORATION	For	Issuer	For	With
5	AUDITORS	For	Issuer	For	With
6	MAJORITY VOTE STANDARD	Against	Stockholder	Against	With
7	GLOBAL HUMAN RIGHTS STANDARDS	Against	Stockholder	Against	With

LODGIAN INC

Ticker Symbol:LGN	Cusip Number:54021P403
Record Date: 3/10/2008	Meeting Date: 4/24/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTOR ELECTIONS	For	Issuer	For	With
2	RATIFICATION OF AUDITORS	For	Issuer	For	With

MARTEN TRANSPORT

Ticker Symbol:MRTN	Cusip Number:573075108
Record Date: 3/11/2008	Meeting Date: 5/6/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	For	Issuer	For	With
2	CONFIRM KPMG AS AUDITORS	For	Issuer	For	With

MGIC INVETSMENT CORP

Ticker Symbol:MTG	Cusip Number:552848103
Record Date: 3/14/2008	Meeting Date: 5/15/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	Against	Issuer	For	Against
2	APPROVAL OF PERFORMANCE GOALS FOR STOCK INCENTIVE PLAN	For	Issuer	For	With
3	APPROVAL OF PERFORMANCE GOALS FOR ANNUAL BONUS PLAN	For	Issuer	For	With
4	PRICEWATERHOUSECOOPERS AS ACCOUNTING/AUDIT	For	Issuer	For	With

NATIONAL FUEL GAS CO

Ticker Symbol:NFG	Cusip Number:636180101
Record Date: 1/15/2008	Meeting Date: 2/21/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	For	Issuer	For	With
2	RATIFICATION OF PRICEWATERHOUSECOOPERS AS AUDITORS	For	Issuer	For	With

NAVTEQ CORPORATION

Ticker Symbol:NVT	Cusip Number:63936L100
Record Date: 11/13/2007	Meeting Date: 12/12/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	MERGER WITH NOKIA	For	Issuer	For	With
2	ADJOURN SPECIAL MEETING IF NECESSARY	For	Issuer	For	With

OMNICELL

Ticker Symbol:OMCL	Cusip Number:68213N109
Record Date: 3/7/2008	Meeting Date: 4/22/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	Against	Issuer	For	Against
2	RATIFY APPOINTMENT OF ERNST & YOUNG AS AUDITORS	For	Issuer	For	With

ROYAL BANK OF SCOTLAND

Ticker Symbol:RBS	Cusip Number:780097721
Record Date: 3/17/2008	Meeting Date: 4/23/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	RECEIVE REPORT AND ACCOUNTS	For	Issuer	For	With
2	RENUMERATION REPORT	For	Issuer	For	With
3	DIVIDEND	For	Issuer	For	With
4	BUCHAN	For	Issuer	For	With
5	CURRIE	For	Issuer	For	With
6	KONG	For	Issuer	For	With
7	MCKILLOP	For	Issuer	For	With
8	ROBSON	For	Issuer	For	With
9	WHITTAKER	For	Issuer	For	With
10	AUDITORS	For	Issuer	For	With
11	AUDIT COMMITTEE	For	Issuer	For	With
12	CREATE ADDITIONAL SHARES	Against	Issuer	For	Against
13	RENEW AUTHORITY TO ALLOT SHARES	Against	Issuer	For	Against
14	DISAPPLY PRE-EMPTION RIGHTS	Against	Issuer	For	Against
15	REPURCHASE	For	Issuer	For	With

SAVVIS INC

Ticker Symbol:SVVS	Cusip Number:805423308
Record Date: 3/20/2008	Meeting Date: 5/20/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECT DIRECTORS	Against	Issuer	For	Against
2	RATIFY ACCOUNTANTS	For	Issuer	For	With

SUNPOWER CORP

Ticker Symbol:SPWR	Cusip Number:867652109
Record Date: 3/14/2008	Meeting Date: 5/8/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	For	Issuer	For	With
2	RATIFY ACCOUNTANTS	For	Issuer	For	With
3	INCREASE SHARES ALLOCATED FOR ISSUANCE	For	Issuer	Against	Against
4	APPROVE BONUS PLAN	For	Issuer	For	With

TEREX CORP

Ticker Symbol:TEX	Cusip Number:880779103
Record Date: 5/31/2007	Meeting Date: 7/17/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	INCREASE AUTHORIZED SHARES	Against	Issuer	For	Against

TESORO CORP

Ticker Symbol:TSO	Cusip Number:881609101
Record Date: 3/14/2008	Meeting Date: 5/6/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	Against	Issuer	For	Against
2	INCREASE SHARES AUTHORIZED FOR ISSUANCE	Against	Issuer	For	Against
3	ERNST & YOUNG AS AUDITORS	For	Issuer	For	With

VALERO ENERGY CORPORATION

Ticker Symbol:VLO	Cusip Number:91913Y100
Record Date: 4/27/2005	Meeting Date: 4/28/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Recommend: A vote for election of the following nominees 01-W.E. Bill Bradford, 02-Ronald K. Calgaard, 03-William E. Greehey	For	Stockholder	For	With
2	Ratify the appointment of kpmg LLP as Valero's independent registered public accounting firm for 2005	For	Stockholder	For	With
3	Approve the 2005 omnibus stock incentive plan	For	Stockholder	For	With
1	Directors Recommend: A vote for election of the following nominees 01-W.E. Bill Bradford, 02-Ronald K. Calgaard, 03-William E. Greehey	For	Stockholder	For	With
2	Ratify the appointment of kpmg LLP as Valero's independent registered public accounting firm for 2005	For	Stockholder	For	With
3	Approve the 2005 omnibus stock incentive plan	For	Stockholder	For	With

YRC WORLDWIDE INC

Ticker Symbol:YRCW	Cusip Number:P55903010
Record Date: 3/31/2008	Meeting Date: 5/15/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF DIRECTORS	For	Issuer	For	With
2	APPROVAL OF AMENDED INCENTIVE AND EQUITY AWARD PLAN	For	Issuer	For	With
3	KPMG LLP AS AUDITORS	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rock Canyon Funds

By /s/Jonathan Ferrell

* Jonathan Ferrell

Chief Executive Officer

By /s/Jonathan Ferrell

* Jonathan Ferrell

Chief Financial Officer

Date: August 8, 2008

*Print the name and title of each signing officer under his or her signature.